Contents of Significant Accounts - Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (5,106,623)	$ (5,458,333)
Service cost	(9,893)	(9,911)
Interest income (cost)	(63,322)	(33,842)
Subtotal	(73,215)	(43,753)
Arising from changes in financial assumptions	166,401	227,790
Experience adjustments	226,634	(56,959)
Subtotal	393,035	170,831
Benefits paid	121,305	224,632
Ending balance	(4,665,498)	(5,106,623)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,237,221	1,581,012
Interest income (cost)	27,742	9,802
Contribution by employer	307,556	745,066
Benefits paid	(121,305)	(224,632)
Return on plan assets, excluding amounts included in interest income	9,199	125,973
Ending balance	$ 2,460,413	$ 2,237,221